Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized Cost [Abstract]
Due in one year through five years	$ 9,975
Amortized Cost	56,465	$ 70,946
Fair Value [Abstract]
Due in one year through five years	10,641
Fair Value	59,439	$ 75,342
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	46,490
Fair Value [Abstract]
Securities, fair value	$ 48,798